Inventories (Tables)	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of inventories	The Company had the following inventories at the end of each reporting period:
	June 30,	December 31,
	2025	2024
	$	$
Raw materials	780	737
Work in progress	383	1,655
Finished goods	658	299
	1,821	2,691